Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

	June 30, 2026	December 31, 2025

Accounts receivable from third-party customers	$14,758,890	$10,968,823
Less: allowance for credit losses	(3,823,023)	(1,719,781)
Accounts receivable, net	$10,935,867	$9,249,042

	June 30, 2026	December 31, 2025

Accounts receivable from non-state-owned customers	$11,568,482	$8,282,192
Accounts receivable from state-owned customers	3,190,409	2,686,631
Less: allowance for credit losses	(3,823,023)	(1,719,781)
Accounts receivable, net	$10,935,867	$9,249,042

Allowance for credit losses movement is as follows:

	June 30, 2026	December 31, 2025

Beginning balance	$1,719,781	$367,577
Provision	2,027,423	1,336,110
Foreign currency translation adjustments	75,819	16,094
Ending balance	$3,823,023	$1,719,781

Approximately $5.5 million or 37.0% of the account receivable balance as of June 30, 2026 has been collected as of September 7, 2026.